Nature of the Business and Basis of Presentation	11 Months Ended
Dec. 31, 2024
Nature of the Business and Basis of Presentation [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Background and Basis of Presentation

Oruka Therapeutics, Inc., together with its subsidiaries (collectively, the “Company”), formerly known as ARCA biopharma, Inc. (“ARCA”), is a clinical-stage biotechnology company that is the result of the reverse recapitalization discussed below. Prior to the reverse recapitalization, the private company Oruka Therapeutics, Inc. (“Pre-Merger Oruka”) was established and incorporated under the laws of the state of Delaware on February 6, 2024 (referred to in the Notes as the inception of the Company). The Company is headquartered in Menlo Park, California. The Company is focused on developing novel monoclonal antibody therapeutics for psoriasis (“PsO”) and other inflammatory and immunology (“I&I”) indications.

The accompanying consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Reverse Recapitalization and Pre-Closing Financing

On August 29, 2024 (the “Merger Closing”), the Company completed the acquisition (the “Merger”) of Pre-Merger Oruka pursuant to an Agreement and Plan of Merger and Reorganization, dated as of April 3, 2024 (the “Merger Agreement”). Following the transactions contemplated by the Merger Agreement, Pre-Merger Oruka merged with and into Atlas Merger Sub Corp., a wholly owned subsidiary of ARCA and following that, Pre-Merger Oruka then merged with and into Atlas Merger Sub II, LLC (“Second Merger Sub”), with Second Merger Sub being the surviving entity. Second Merger Sub changed its corporate name to “Oruka Therapeutics Operating Company, LLC.” On August 29, 2024, the Company changed its name from “ARCA biopharma, Inc.” to “Oruka Therapeutics, Inc.” and its Nasdaq ticker symbol from “ABIO” to “ORKA”.

Following consummation of the Merger, the Company effected a 1-for-12 reverse stock split (the “Reverse Stock Split”) of the common stock, par value $0.001 per share, of the Company (“Company Common Stock”), which became effective on September 3, 2024. The Company Common Stock commenced trading on a post-Reverse Stock Split, post-Merger basis at the opening of trading on September 3, 2024. The Company is led by the Pre-Merger Oruka management team and remains focused on developing biologics to optimize the treatment of inflammatory skin diseases.

Immediately prior to the execution and delivery of the Merger Agreement on April 3, 2024, certain new and existing investors of Pre-Merger Oruka entered into a subscription agreement with Pre-Merger Oruka (the “Subscription Agreement”), pursuant to which, and on the terms and subject to the conditions of which, immediately prior to the Closing, those investors purchased shares of common stock of Pre-Merger Oruka (“Pre-Merger Oruka Common Stock”) and Pre-Merger Oruka pre-funded warrants for gross proceeds of approximately $275.0 million (which includes $25.0 million of proceeds previously received from the issuance of the Convertible Note (as defined in Note 7) and accrued interest on such note which converted to shares of Pre-Merger Oruka Common Stock) (the “Pre-Closing Financing”). The Company incurred transaction costs of $20.5 million which was recorded as a reduction to additional paid-in capital in the consolidated financial statements. At the Merger Closing, the shares of Pre-Merger Oruka Common Stock and Pre-Merger Oruka pre-funded warrants issued pursuant to the Subscription Agreement were converted into shares of Company Common Stock and pre-funded warrants of Company Common Stock in accordance with the Exchange Ratio (defined below).

In accordance with an Exchange Ratio determined by terms of the Merger Agreement and upon the effective time of the First Merger (the “First Effective Time”), (i) each then-issued and outstanding share of Pre-Merger Oruka Common Stock including outstanding and unvested Pre-Merger Oruka restricted stock and shares of Pre-Merger Oruka Common Stock issued in connection with the Subscription Agreement, were converted into the right to receive a number of shares of Company Common Stock, equal to the Exchange Ratio of 6.8569 shares of Company Common Stock, which were subject to the same vesting provisions as those immediately prior to the Merger, (ii) each share of Pre-Merger Oruka Series A convertible preferred stock, par value $0.0001 (“Pre-Merger Oruka Series A Preferred Stock”), outstanding immediately prior to the First Effective Time was converted into the right to receive a number of shares of ARCA Series B non-voting convertible preferred stock, par value $0.001 per share (“Company Series B Preferred Stock”), which are convertible into shares of Company Common Stock, at a conversion ratio of approximately 83:3332:1 (iii) each outstanding option to purchase Pre-Merger Oruka Common Stock was converted into an option to purchase shares of Company Common Stock, (iv) each outstanding warrant to purchase shares of Pre-Merger Oruka Common Stock was converted into a warrant to purchase shares of Company Common Stock, and (v) each share of Company Common Stock issued and outstanding at the First Effective Time remain issued and outstanding in accordance with its terms and such shares. Subsequent to the close of the merger, the common stock shares were then subject to the reverse stock split of 1-for-12 effected on September 3, 2024.

As part of the Pre-Closing Financing and the Merger Closing, investors in the Pre-Closing Financing received 22,784,139 shares of Company Common Stock in exchange for 39,873,706 shares of Pre-Merger Oruka Common Stock (which includes the issuance of 2,722,207 shares of Company Common Stock in exchange for 4,764,032 shares of Pre-Merger Oruka Common Stock on the conversion of Convertible Note along with the accrued interest through the conversion date) and 5,522,207 Company pre-funded warrants in exchange for 9,664,208 Pre-Merger pre-funded warrants.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Pre-Merger Oruka was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the fact that, immediately following the Merger: (i) Pre-Merger Oruka stockholders own a substantial majority of the voting rights in the combined company; (ii) Pre-Merger Oruka’s largest stockholders retain the largest interest in the combined company; (iii) Pre-Merger Oruka designated a majority of the initial members of the board of directors of the combined company; and (iv) Pre-Merger Oruka’s executive management team became the management team of the combined company. Accordingly, for accounting purposes: (i) the Merger was treated as the equivalent of Pre-Merger Oruka issuing stock to acquire the net assets of ARCA, and (ii) the reported historical operating results of the combined company prior to the Merger are those of Pre-Merger Oruka. Additional information regarding the Merger is included in Note 3.

Reverse Stock Split

On September 3, 2024, the Company effected the Reverse Stock Split, a 1-for-12 reverse stock split of Company Common Stock. The par value per share and the number of authorized shares were not adjusted as a result of the Reverse Stock Split. The shares of Company Common Stock underlying outstanding stock options, common stock warrants and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All references to common stock, options to purchase common stock, outstanding common stock warrants, common stock share data, per share data, and related information contained in the consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented, unless otherwise specifically indicated or the context otherwise requires.

PIPE Financing

On September 11, 2024, the Company entered into a Securities Purchase Agreement for a private placement (the “PIPE Financing”) with certain institutional and accredited investors. The closing of the PIPE Financing occurred on September 13, 2024.

 Pursuant to the Securities Purchase Agreement, the investors purchased an aggregate of 5,600,000 shares of Company Common Stock at a purchase price of $23.00 per share, an aggregate of 2,439 shares of the Company’s Series A non-voting convertible preferred stock, par value $0.001 per share (“Company Series A Preferred Stock”), at a purchase price of $23,000.00 per share (each Company Series A Preferred Stock is convertible into 1,000 shares of Company Common Stock), and pre-funded warrants to purchase an aggregate of 680,000 shares of Company Common Stock at a purchase price of $22.999 per pre-funded warrant, for aggregate net proceeds of approximately $188.7 million (net of issuance costs of $11.9 million).

Liquidity and Going Concern

Since its inception, the Company has devoted substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings and debt financings.

The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception. For the period from February 6, 2024 (inception) to December 31, 2024, the Company has incurred a net loss of $83.7 million and used net cash of $57.8 million for its operating activities.

As of December 31, 2024, the Company had cash, cash equivalents, and marketable securities of $393.7 million. The Company’s management expects that the existing cash, cash equivalents, and marketable securities will be sufficient to fund the Company’s operating plans for at least twelve months from the date these consolidated financial statements were issued. The Company expects that its research and development and general and administrative costs will continue to increase significantly, including in connection with conducting future pre-clinical activities and clinical trials and manufacturing for its existing product candidates and any future product candidates to support commercialization and providing general and administrative support for its operations, including the costs associated with operating as a public company. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company may be required to significantly curtail, delay, or discontinue one or more of its research or development programs or the commercialization of any product candidate, or be unable to expand its operations or otherwise capitalize on the Company’s business opportunities, as desired, which could materially harm the Company’s business, financial condition and results of operations.